Loans and borrowings	6 Months Ended
Jun. 30, 2021
Loans and borrowings
Loans and borrowings

17.    Loans and borrowings

17.1   Composition of loans and borrowings

			As of June 30,	As of December 31,
	Interest rate*		2021	2020
	2021	2020	(Unaudited)
Local currency
Bonds	8.4%	6.4%	1,085,068	1,084,461
Syndicate loans	5.9%	5.6%	706,173	811,079
Lease liabilities (1)	6.3%	6.6%	795,630	836,489
Commercial loans and others	3.8%	6.3%	351,926	312,408
			2,938,797	3,044,437
Foreign currency
Bonds (2)	6.0%	6.0%	37,083,467	33,944,548
Commercial loans	3.5%	3.6%	8,422,931	8,247,014
Loans from related parties (Note 28)			1,393,160	1,277,046
Lease liabilities (1)	6.1%	6.1%	222,115	218,709
			47,121,673	43,687,317
			50,060,470	46,731,754
Current			5,323,448	4,923,346
Non–current			44,737,022	41,808,408
			50,060,470	46,731,754

*     Weighted average effective interest rate for the end of each period

(1)	Corresponds to the present value of the payments to be made during the term of the operating leases of pipelines, tanks, real estate and vehicles, recognized as a result of the adoption of IFRS 16 – Leases. See Note 15.
(2)	The movement corresponds mainly to the exchange rate and the recognition of the amortized cost of the financial instrument.

17.2   Fair value

Fair value of loans and borrowings corresponds to COP$53,406,293 and COP$52,721,790 as of June 30, 2021 and December 31, 2020, respectively.

For fair value measurement, local currency bonds were valued using Precia reference prices, while bonds in U.S. dollars, were valued using Bloomberg. Regarding the other financial obligations for which there is no market benchmark, a discount to present value technique was used. These rates incorporate market risk through some benchmarks (Libor, DTF) and the Group’s credit risk (spread).

17.3   Maturity profile

The following is the maturity profile of loans and borrowings as of June 30, 2021:

	Up to 1
	year	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	83,953	393,012	362,357	245,746	1,085,068
Syndicate loans	239,018	467,155	—	—	706,173
Lease liabilities	164,448	380,922	224,051	26,209	795,630
Commercial loans and others	100,226	251,700	—	—	351,926
	587,645	1,492,789	586,408	271,955	2,938,797
Foreign currency
Bonds	2,080,731	20,340,676	8,942,639	5,719,421	37,083,467
Syndicate loans	1,159,535	4,410,301	357,242	—	5,927,078
Commercial loans	35,856	2,459,997	—	—	2,495,853
Lease liabilities	66,521	155,594	—	—	222,115
Loans from related parties (Note 28)	1,393,160	—	—	—	1,393,160
Balance as of June 30, 2021 (Unaudited)	4,735,803	27,366,568	9,299,881	5,719,421	47,121,673
	5,323,448	28,859,357	9,886,289	5,991,376	50,060,470

17.4   Loans designated as hedging instrument

As of June 30, 2021, the Group designated USD$9,615 million of foreign currency debt as a hedging instrument of which, USD$8,315 million is used to hedge the net investment in foreign operations with the US dollar as their functional currency and USD$1,300 million is used to hedge the cash flows of future crude oil exports. See Note 27 - Risk Management.